UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund L.L.C.
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                   Date of reporting period: December 31, 2004
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                                DECEMBER 31, 2004

                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





                                   YEAR ENDED
                               DECEMBER 31, 2004






                                    CONTENTS



    Report of Independent Registered Public Accounting Firm...................1

    Statement of Assets, Liabilities and Members' Capital.....................2

    Statement of Operations...................................................3

    Statements of Changes in Members' Capital.................................4

    Statements of Cash Flows..................................................5

    Notes to Financial Statements.............................................6

    Schedule of Portfolio Investments........................................14

[LOGO OMITTED]ERNST & YOUNG

                    [ ] ERNST & YOUNG LLP              [ ] Phone: (212) 773-3000
                        5 Times Square                     www.ey.com
                        New York, New York 10036



             Report of Independent Registered Public Accounting Firm

To the Members and Board of Directors of UBS Willow Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Willow Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2004, and the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Willow Fund, L.L.C. at December 31, 2004, the results of its operations for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                        /s/Ernst & Young LLP

February 14, 2005

                    A Member Practice of Ernst & Young Global

                                                         UBS WILLOW FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

----------------------------------------------------------------------------------------------------

                                                                                   DECEMBER 31, 2004

----------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $376,091,784)                              $     419,340,251
Cash and cash equivalents                                                                    7,839,919
Due from broker                                                                             38,026,262
Receivables:
  Interest                                                                                   3,080,948
  Other                                                                                      1,020,000
Unrealized gain on credit swaps                                                                 88,006
Premium on credit swap                                                                          25,055
Other assets                                                                                   303,195
-------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                               469,723,636
-------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $25,027,241)                28,064,580
Unrealized loss on credit swaps                                                              3,293,686
Payables:
  Withdrawals payable                                                                       81,758,559
  Investments purchased, not settled                                                        33,927,253
  Interest due on securities sold, not yet purchased                                           485,588
  Management fee                                                                               414,710
  Interest on credit swaps                                                                     240,955
  Professional fees                                                                            137,448
  Administration fee                                                                            71,755
  Other                                                                                         25,710
-------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                          148,420,244
-------------------------------------------------------------------------------------------------------

NET ASSETS                                                                           $     321,303,392
-------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                            $     284,297,944
Accumulated net unrealized appreciation on investments and credit swaps                     37,005,448
-------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                     $     321,303,392
-------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.     2

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

-----------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31, 2004

-----------------------------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                            $     21,634,975
Dividends                                                                                  1,763,772
-----------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                   23,398,747
-----------------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                             4,578,946
Interest                                                                                   2,522,031
Interest on credit swaps                                                                   2,320,898
Administration fee                                                                           383,895
Professional fees                                                                            301,751
Miscellaneous                                                                                163,085
-----------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                            10,270,606
-----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                     13,128,141
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS)
             FROM INVESTMENTS AND CREDIT SWAPS

Net realized gain from investments and credit swaps                                       22,641,821
Change in net unrealized appreciation/depreciation
             from investments and credit swaps                                              (357,528)
-----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND CREDIT SWAPS                        22,284,293
-----------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                            $     35,412,434
-----------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.     3

                                                         UBS WILLOW FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2004 AND 2003

-----------------------------------------------------------------------------------------------------------------------------


                                                                      MANAGER              MEMBERS               TOTAL
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2003                               $    1,762,867      $    245,996,331      $    247,759,198

INCREASE FROM OPERATIONS
Pro rata allocation:
  Net investment income                                                   94,815             8,503,881             8,598,696
  Net realized gain from investments and credit swaps                    240,994            29,620,642            29,861,636
  Change in net unrealized appreciation/depreciation
         from investments and credit swaps                               285,057            35,524,655            35,809,712
Incentive allocation                                                  15,018,067                     -            15,018,067
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                      15,638,933            73,649,178            89,288,111
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                         -            37,372,222            37,372,222
  Members' withdrawals                                                  (990,624)          (41,355,973)          (42,346,597)
  Offering costs                                                            (171)              (26,186)              (26,357)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                              (990,795)           (4,009,937)           (5,000,732)
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                             $   16,411,005      $    315,635,572      $    332,046,577
-----------------------------------------------------------------------------------------------------------------------------

INCREASE FROM OPERATIONS
Pro rata allocation:
  Net investment income                                                  108,821            10,256,581            10,365,402
  Net realized gain from investments and credit swaps                    162,895            17,714,091            17,876,986
  Change in net unrealized appreciation/depreciation
         from investments and credit swaps                                (8,948)             (273,341)             (282,289)
Incentive allocation                                                   7,452,335                     -             7,452,335
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                       7,715,103            27,697,331            35,412,434
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                         -            51,127,478            51,127,478
  Members' withdrawals                                               (15,140,147)          (82,123,174)          (97,263,321)
  Offering costs                                                            (131)              (19,645)              (19,776)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                           (15,140,278)          (31,015,341)          (46,155,619)
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                             $    8,985,830      $    312,317,562      $    321,303,392
-----------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.     4

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS

---------------------------------------------------------------------------------------------------------------------

                                                                                        YEAR ENDED DECEMBER 31, 2004

---------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                          $       35,412,434
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
  Purchases of investments and cost to cover short sales                                             (30,608,697,737)
  Proceeds from disposition of investments and proceeds received from short sales                     30,555,932,749
  Net realized gain from investments                                                                     (22,641,821)
  Change in net unrealized appreciation/depreciation from investments                                        357,528
  Accretion of Bond Discount and Amortization of Bond Premium                                              2,891,694
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Due from brokers                                                                                   13,798,886
       Interest                                                                                             (887,257)
       Investments sold, not settled                                                                      11,986,199
       Other assets                                                                                         (292,438)
    Increase (decrease) in payables:
      Investments purchased, not settled                                                                  21,511,405
      Interest                                                                                              (142,299)
      Management fee                                                                                          20,668
      Professional fees                                                                                      (23,894)
      Administration fee                                                                                      (8,512)
      Other                                                                                                   (1,830)
---------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                                  9,215,775

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                                      51,127,478
Members' withdrawals                                                                                     (41,324,497)
Manager withdrawals                                                                                      (15,140,147)
Offering costs                                                                                               (19,776)
---------------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                                     (5,356,942)

Net increase in cash and cash equivalents                                                                  3,858,833
Cash and cash equivalents--beginning of year                                                               3,981,086
---------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                            $        7,839,919
---------------------------------------------------------------------------------------------------------------------

Supplemental cash flows disclosure:
       Interest paid                                                                              $        4,631,536
---------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.     5

                                                         UBS WILLOW FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

    1.  ORGANIZATION

        UBS Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S. companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit swaps. The Fund commenced operations on May 8, 2000.

        The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

        The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Bond Street Capital, L.L.C. ("Bond Street"). UBSFA is the Managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

        Initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

        The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members once per year, near year-end. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned
        (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

    2.  SIGNIFICANT ACCOUNTING POLICIES

        A.  PORTFOLIO VALUATION

        Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

        Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities and credit swaps for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such instruments.

        If market quotations are not readily available, securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. At December 31, 2004, no such securities were valued at fair value.

        Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

        All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

        On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

    2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        A.  PORTFOLIO VALUATION (CONTINUED)

        Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

        B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

        Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. For securities in default, the Fund writes off any related interest receivable upon default and discontinues accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, is added to the cost of the related security upon default. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. If the Fund invests in foreign currency denominated securities, the Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from foreign currency transactions. In addition, net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss will arise from changes in the value of assets and liabilities, including investments in securities, as a result of changes in exchange rates.

        C.  FUND COSTS

        The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

        D.  INCOME TAXES

        No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

    2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        D.  INCOME TAXES (CONTINUED)

        The Fund has reclassified $13,128,141 and $22,641,821 from accumulated net investment income and accumulated net realized gain from investments and foreign currency transactions, respectively, to net capital contributions during the year ended December 31, 2004. The reclassification was to reflect, as an adjustment to net contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

        E.  CASH AND CASH EQUIVALENTS

        Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

        F.  REPURCHASE AGREEMENTS

        From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian takes possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

        G.  USE OF ESTIMATES

        The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

    3.  RELATED PARTY TRANSACTIONS

        UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to Bond Street.

        UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

    3.  RELATED PARTY TRANSACTIONS (CONTINUED)

        The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2004, UBS FSI and its affiliates did not execute portfolio transactions on the behalf of the Fund.

        The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter or upon a Members' withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as Net Increase in Member Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the years ended December 31, 2004 and December 31, 2003 was $7,452,335 and $15,018,067, respectively, and was defined as net increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of December 31, 2004, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

        Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to the Directors by the Fund for the year ended December 31, 2004 were $21,442.

    4.  ADMINISTRATION AND CUSTODIAN FEES

        PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

        PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
        (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

    5.  SECURITIES TRANSACTIONS

        Aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) for the year ended December 31, 2004 amounted to $30,608,697,737 and $30,555,932,749, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $4,987,088 and $0, respectively, and purchases and sales relating to repurchase agreements of $30,349,765,000 and $30,360,422,000, respectively. Net realized loss resulting from short positions was $0 for the year ended December 31, 2004.

        At December 31, 2004, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $37,005,448 consisting of $55,125,390 gross unrealized appreciation and $18,119,942 gross unrealized depreciation.

    6.  SHORT-TERM BORROWINGS

        The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker's reasonable judgement under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the Custodian. The Fund had no borrowings outstanding for the year ended December 31, 2004.

    7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

        In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, credit swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

        Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

        Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co.,
        Incorporated)   is  primarily   related  to  securities  sold,  not  yet
        purchased; its use is therefore restricted until the securities are purchased.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

    7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

        For the year ended December 31, 2004, the Fund entered into credit swaps as a "Protection Buyer". The credit swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "Protection Seller" in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security.

        The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

        Risks may arise as a result of the failure of the counterparty (Protection Seller) to perform under the swap agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the interest rates or in the value of the underlying reference securities.

        For one credit swap, the Fund paid a Premium at inception of the swap equivalent to the net present value of the projected swap payments in lieu of making such payments over the term of such swap. The Premium is reflected as Premium on Credit Swap on the Statement of Assets, Liabilities and Members' Capital. The Premium is amortized on a straight line basis over the term of the swap. The amortized amounts along with the accrued expense related to periodic payments are reflected as interest on credit swaps in the Statement of Operations. For those swaps on which the Fund makes periodic payments, the Fund has segregated cash of $38,026,262, included in due from broker on the Statement of Assets, Liabilities and Members' Capital, to cover the net present value of the expected future payments over the terms of the swap agreements. At
        December 31, 2004, the cash and cash equivalents balance in the statement of assets, liabilities and members' capital includes cash held at two clearing brokers. Cash at the clearing brokers that is related to collateral on the credit default swaps is restricted until the contracts expire.

        Fluctuations in the value of credit swaps are recorded in unrealized gain (loss) from investments and credit swaps.

        During the year ended December 31, 2004, the Fund did not trade any forward or futures contracts or engage in option transactions.

    8.  INDEMNIFICATION

        In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

    9.  FINANCIAL HIGHLIGHTS

        The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                     PERIOD FROM
                                                                                                                     MAY 8, 2000
                                                                                                                    (COMMENCEMENT
                                                                             YEARS ENDED DECEMBER 31,               OF OPERATIONS)
                                                                                                                    TO DECEMBER 31,
                                                    2004             2003             2002              2001             2000
                                                    ----             ----             ----              ----             ----
Ratio of net investment  income to average net
assets*****                                         3.56%            3.34%            1.33%             7.32%****        6.97%*
Ratio  of  total   expenses   to  average  net
assets*****                                         2.79%            3.44%            2.87%             3.17%            3.50%*
Portfolio turnover rate                            81.00%           69.13%          121.89%           104.34%          107.56%
Total return pre incentive allocation **           10.45%           34.03%           (4.70)%           14.90%            3.11%
Total return post incentive allocation ***          8.36%           27.22%           (4.70)%           11.92%            2.49%
Net asset value at end of period                $321,303,392     $332,046,577     $247,759,198      $213,080,175      $86,183,981

    *       Annualized.

    ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

    *** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.

    **** As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase the ratio of net investment income to average net assets from 4.62% to 7.32%. The ratio of net investment income to average net assets for the period prior to January 1, 2001 has not been restated to reflect this change in presentation.

   ***** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

       PAR                                                                                            MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------

                    INVESTMENT IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED) (130.51%)
                    -------------------------------------------------------------------------
                    CORPORATE BONDS (60.87%)
                    ------------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (3.32%)
                    ------------------------------------------
       13,671,000   Holley Performance Products, Series B, 12.25%, 09/15/07 (Callable 02/23/05
                    @104.08)                                                                          $        10,663,380
                                                                                                      --------------------
                    COMPUTER SERVICES (4.79%)
                    -------------------------
       36,923,000   Metamor Worldwide, Inc., 2.94%, 08/15/49 (a)                                               15,384,706
                                                                                                      --------------------
                    DIVERSIFIED OPERATIONS (4.41%)
                    ------------------------------
        6,906,962   Westfed Holdings, 15.50%, , 09/15/49 (a)                                                   14,159,272
                                                                                                      --------------------
                    ELECTRIC - INTEGRATED (5.21%)
                    -----------------------------
        5,000,000   Northwestern Corp., 7.00%, 08/15/23 (Callable 02/23/05 @ 100.00)                            5,100,000
        8,000,000   TXU Corp., 7.425%, 10/15/17  (a)                                                            4,480,000
       12,800,000   TXU Corp., 7.55%, 10/15/27  (a)                                                             7,168,000
                                                                                                      --------------------
                                                                                                               16,748,000
                                                                                                      --------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (2.09%)
                    ----------------------------------------------
       24,500,000   TXU Eastern Funding Co. 6.75%,  05/15/09  (a)                                               3,327,835
       25,018,000   TXU Eastern Funding Co., 6.45%,  05/15/05  (a)                                              3,398,195
                                                                                                      --------------------
                                                                                                                6,726,030
                                                                                                      --------------------
                    ENGINES - INTERNAL COMBUSTION (1.49%)
                    -------------------------------------
        6,000,000   Cummins, Inc., 5.65%, 03/01/49                                                              4,789,980
                                                                                                      --------------------
                    FOOD - WHOLESALE/DISTRIBUTORS (3.63%)
                    -------------------------------------
       18,930,000   Fleming Companies, Inc., 10.125%, 04/01/08 (Callable 04/01/05 @105.06)
                    (a)                                                                                         6,152,250
       16,925,000   Fleming Companies, Inc., 9.25%, 06/15/10 (Callable 06/15/06 @104.63) (a)                    5,500,625
                                                                                                      --------------------
                                                                                                               11,652,875
                                                                                                      --------------------
                    FUNERAL SERVICES & RELATED ITEMS (0.0%)
                    ---------------------------------------
        3,000,000   Loewen Group International, 7.20%, 04/15/49 (b)                                                    --
        2,000,000   Loewen Group International, 7.50%, 04/15/49 (b)                                                    --
                                                                                                      --------------------
                                                                                                                       --
                                                                                                      --------------------
                    INDEPENDENT POWER PRODUCTION (1.34%)
                    ------------------------------------
        3,500,000   Calpine Corp, 8.50%, 07/15/10 (Callable  07/15/07 @ 104.25) *                               3,001,250
        1,500,000   Calpine Corp, 9.875%, 12/01/2011, *                                                         1,302,495
                                                                                                      --------------------
                                                                                                                4,303,745
                                                                                                      --------------------
                    MEDICAL - DRUGS (5.44%)
                    -----------------------
       23,300,000   Aaipharma Inc.,12.00%, 04/01/10 (Callable 04/01/06 @ 105.50)                               17,475,000
                                                                                                      --------------------
                    METAL PROCESSORS & FABRICATION (3.44%)
                    --------------------------------------
       17,276,174   Oxford Automotive, Inc., 12.00%, 10/15/10 (Callable 10/15/07 @ 106.00) *                   11,056,751
                                                                                                      --------------------

     The preceding notes are an integral part of these financial statements.
                                                                              14

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

       PAR                                                                                            MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------

                    CORPORATE BONDS (CONTINUED)
                    ---------------------------
                    OIL COMPANIES - EXPLORATION AND PRODUCTION (1.15%)
                    --------------------------------------------------
        2,000,000   Costilla Energy, Inc., Sr. Notes, 10.25%, 10/01/06 (Callable 02/23/05 @
                    100.00) (a)                                                                       $                --
        3,750,000   Northern Offshore Asa, 10.00%, 05/15/2005, (Callable 02/23/05 @ 100.00)                     3,687,488
                                                                                                      --------------------
                                                                                                                3,687,488
                                                                                                      --------------------
                    SATELLITE TELECOMMUNICATIONS (3.23%)
                    ------------------------------------
        6,571,000   ICG Services Inc., , 02/15/08                                                                      --
        3,333,000   ICG Services Inc., , 05/01/08                                                                      --
        4,850,000   Iridium, L.L.C./Capital Corp., 10.875%, 07/15/05 (Callable 02/23/05 @
                    $100.00) (a)                                                                                  824,500
        5,300,000   Iridium, L.L.C./Capital Corp., 11.25%, 07/15/05 (Callable 02/23/05 @
                    $100.00) (a), (b)                                                                             901,000
        4,500,000   Iridium, L.L.C./Capital Corp., 13.00%, 07/15/05 (Callable 02/23/05 @
                    $100.00) (a), (b)                                                                             765,000
        5,100,000   Iridium, L.L.C./Capital Corp., 14.00%, 07/15/05 (Callable 02/23/05 @
                    $103.75) (a), (b)                                                                             867,000
       11,000,000   Pegasus Satellite Communications, 11.25%, 01/15/10 (Callable 01/15/06 @
                    $105.63) *, (a), (b)                                                                        7,030,870
                                                                                                      --------------------
                                                                                                               10,388,370
                                                                                                      --------------------
                    STEEL - PRODUCERS (4.68%)
                    -------------------------
       21,132,000   WCI Steel, Inc. Sr. Notes, 10.00%, 12/01/04                                                15,039,011
                                                                                                      --------------------
                    TELECOMMUNICATIONS EQUIPMENT (9.52%)
                    ------------------------------------
        5,390,000   Eschelon Operating Co, 8.375%, 03/15/10 (Callable 03/15/07 @ 106)                           4,312,000
       12,500,000   Eschelon Operating Co, 8.375%, 03/15/10 (Callable 03/15/07 @ 106)*                         10,000,000
       10,000,000   Lucent Technologies, Inc., 6.50%, 01/15/28                                                  9,041,700
        8,000,000   Lucent Technologies, Inc., 6.45%, 03/15/29                                                  7,246,640
                                                                                                      --------------------
                                                                                                               30,600,340
                                                                                                      --------------------
                    TELECOMMUNICATIONS SERVICES (7.13%)
                    -----------------------------------
       23,607,359   Knology, Inc., 12.00%, 11/30/09 (Callable 02/23/05 @ $100.00) *                            22,918,732
                                                                                                      --------------------
                    TOTAL CORPORATE BONDS (Cost $161,474,730)                                                 195,593,680
                                                                                                      --------------------
                    BANK LOANS (14.40%)
                    -------------------
       10,000,000   (Bl) Acterna Term Loan, 0.00%, 03/31/06                                                     8,816,700
        4,116,696   (Bl) Citation Corporation Term A Bank Loan, 7.25%, 09/30/05                                 3,259,065
        2,341,058   (Bl) Citation Corporation Revolver Bank Loan, 7.25 %, 09/30/05                              1,853,346
        3,722,670   (Bl) Citation Corporation Term R Bank Loan, 7.25%, 09/30/07                                 2,947,126
       29,384,615   Birch Telecom Inc., 3.291%, 09/30/06 **                                                    12,096,764
        6,608,121   Fed-Mogul Corporation Bank Loan, 5.267%, 02/06/49                                           6,233,639
        3,000,000   Fed-Mogul Corporation Term B Bank Loan, 4.59%, 02/06/49                                     2,840,010
        8,654,632   Federal Mogul Revolver Bank Loan, 3.71%, 02/06/49                                           8,156,991
           47,190   Viasystems, Inc. Assumed Lc Facility, 5.25%, 12/31/15                                          47,190
                                                                                                      --------------------
                    TOTAL BANK LOANS (Cost $53,081,733)                                                        46,250,831
                                                                                                      --------------------

     The preceding notes are an integral part of these financial statements.
                                                                              15

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

       PAR                                                                                            MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------

                    LIQUIDATING BONDS (1.00%)
                    -------------------------
                    INDEPENDENT POWER PRODUCTION (0.74%)
                    ------------------------------------
       24,580,000   NRG Energy, Inc. 7.50% 06/15/07                                                   $           307,250
      165,420,000   NRG Energy, Inc. 8.625% 04/01/31                                                            2,067,750
                                                                                                      --------------------
                                                                                                                2,375,000
                                                                                                      --------------------
                    COSMETICS & TOILETRIES (0.26%)
                    ------------------------------
       42,095,995   American Tissue, Inc. Series B, 12.50% 07/15/06, (Callable 02/23/05 @
                    $106.62)  (a)                                                                                 841,920
                                                                                                      --------------------
                    TOTAL LIQUIDATING BONDS (Cost $5,361,950)                                                   3,216,920
                                                                                                      --------------------
                    PROMISSORY NOTES (0.08%)
                    ------------------------
        2,373,619   Altamira Trust Promissory Note, 10.00%, 12/31/08 **                                           237,362
          693,864   Guilford Mills Promissory Note, 10.00%, 12/31/08 **                                            34,693
                                                                                                      --------------------
                    TOTAL PROMISSORY NOTES (Cost $1,521,845)                                                      272,055
                                                                                                      --------------------
                    REPURCHASE AGREEMENTS (42.89%)
                    ------------------------------
                    PNC Financial Services Corp., 1.35%, Dated 12/31/2003, 07/01/2004,
                    Repurchase Price $147,906,491, Collateralized by $137,281,000 FNMA Notes,
      137,795,000   2.95%, Due 11/14/07 (Market Value $137,093,291)                                           137,795,000
                                                                                                      --------------------
                    TOTAL REPURCHASE AGREEMENTS (Cost $137,795,000)                                           137,795,000
                                                                                                      --------------------
      SHARES
-----------------
                    COMMON STOCK (11.11%)
                    ---------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (4.78%)
                    ----------------------------------------------
        1,919,039   ZiLOG, Inc. (b)                                                                            15,352,312
                                                                                                      --------------------
                    SATELLITE TELECOMMUNICATIONS (0.02%)
                    ------------------------------------
           24,705   Globalstar Membership Interest                                                                 61,763
                                                                                                      --------------------
                                                                                                                   61,763
                                                                                                      --------------------
                    TELECOMMUNICATIONS SERVICES (1.03%)
                    -----------------------------------
          263,841   Birch Telecom,  Inc. (b)                                                                        2,638
          756,101   Call-Net Enterprises, Inc. - Class B (b)                                                    1,837,326
          374,351   Knology, Inc. (b)                                                                           1,459,969
                                                                                                      --------------------
                                                                                                                3,299,933
                                                                                                      --------------------
                    CELLULAR TELECOMMUNICATIONS (3.33%)
                    -----------------------------------
          303,001   USA Mobility Inc                                                                           10,698,976
                                                                                                      --------------------
                    TELEPHONE - INTEGRATED (1.95%)
                    ------------------------------
          311,413   MCI, Inc.                                                                                   6,278,086
                                                                                                      --------------------
                    TOTAL COMMON STOCK (Cost $16,418,198)                                                      35,691,070
                                                                                                      --------------------
                    PREFERRED STOCKS (0.16%)
                    ------------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.16%)
                    ----------------------------------------------
            3,857   ZiLOG Mod III, Inc. Series A & B (b)                                                          520,695
                                                                                                      --------------------
                    TOTAL PREFERRED STOCKS (Cost $618,222)                                                        520,695
                                                                                                      --------------------
                    INVESTMENTS IN SECURITIES (Cost $376,271,678)                                             419,340,251
                                                                                                      --------------------

     The preceding notes are an integral part of these financial statements.
                                                                              16

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

       PAR                                                                                            MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------

                    SECURITIES SOLD, NOT YET PURCHASED ((8.73)%)
                    --------------------------------------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((7.95)%)
                    -------------------------------------------------
                    CRUISE LINES ((1.11)%)
                    ----------------------
       (3,000,000)  Royal Caribbean Cruises, Sr. Notes, 8.75%, 02/02/11 (b)                           $        (3,552,510)
                                                                                                      --------------------
                    ELECTRIC - INTEGRATED ((1.73)%)
                    -------------------------------
       (5,000,000)  Pepco Holdings, Inc., Notes, 6.45%, 08/15/12 (b)                                           (5,550,000)
                                                                                                      --------------------
                    ENGINES - INTERNAL COMBUSTION ((0.94)%)
                    ---------------------------------------
       (3,000,000)  Cummins, Inc., Notes, 6.45%, 03/01/05 (b)                                                  (3,030,000)
                                                                                                      --------------------
                    FOOD - RETAIL ((0.30)%)
                    -----------------------
       (1,000,000)  Pathmark Stores, Inc., 8.75%, 02/01/12 (Callable 02/01/07 @ $104.38) (b)                     (966,670)
                                                                                                      --------------------
                    MACHINERY - CONSTRUCTION & MINING ((1.33)%)
                    -------------------------------------------
       (4,000,000)  JLG Industries, Inc., 8.375%, 06/15/12 (Callable 06/15/07 @ $104.19) (b)                   (4,266,680)
                                                                                                      --------------------
                    PAPER & RELATED PRODUCTS ((0.97)%)
                    ----------------------------------
       (3,000,000)  Louisiana Pacific Corp., Sr. Notes, 8.50%, 08/15/05 (b)                                    (3,127,500)
                                                                                                      --------------------
                    RENTAL AUTO/EQUIPMENT ((1.57)%)
                    -------------------------------
       (5,000,000)  Williams Scotsman, Inc., 9.875%, 06/01/07 (b)                                              (5,047,900)
                                                                                                      --------------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Cost $(23,350,807))                        (25,541,260)
                                                                                                      --------------------
                    ZERO COUPON BONDS SOLD, NOT YET PURCHASED ((0.78)%)
                    ---------------------------------------------------
                    CRUISE LINES ((0.78)%)
                    ----------------------
       (4,000,000)  Royal Caribbean Cruises, 0.0090%, 02/02/21 (Convertible/Putable/Callable
                    02/02/05 @ $46.27) (b)                                                                     (2,523,320)
                                                                                                      --------------------
                    TOTAL ZERO COUPON BONDS SOLD, NOT YET PURCHASED (Cost $(1,676,434))                        (2,523,320)
                                                                                                      --------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(25,027,241))                               (28,064,580)
                                                                                                      --------------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 121.78%                    391,275,671
                                                                                                      --------------------
         OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.78%)                                              (69,972,279)
                                                                                                      --------------------
         TOTAL NET ASSETS -- 100.00%                                                                  $       321,303,392
                                                                                                      ====================

* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned amounted to $55,310,098, which represented 17.21% of net assets at December 31, 2004.
** Variable rate security. The rate shown is that in effect at December 31, 2004.
(a) Security is in default.
(b) Non-income producing securitiy

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------

CREDIT SWAPS

                                                          INTEREST   MATURITY    NOTIONAL    UNREALIZED      UNREALIZED  % OF NET
SWAP COUNTERPARTY & REFERENCED OBLIGATION                   RATE       DATE       AMOUNT        GAIN            LOSS      ASSETS
------------------------------------------------------------------------------------------------------------------------------------

BEAR STEARNS
   Equifax, Inc. 6.90%, 07/01/2028                          0.70     10/10/07   10,000,000             -    $  (113,814)  (0.04)%
   National Rural Utilities Cooperative
      Finance Corp. 7.25%, 03/01/2012                       2.75     08/15/07    5,000,000             -       (335,099)  (0.10)
JP MORGAN
   Black & Decker Corp.  - All Borrowed Money               0.85     03/07/06   10,000,000             -        (92,822)  (0.03)
   Compaq Computer Corp. (c) - All Borrowed Money           0.70     10/11/05    5,000,000             -        (22,479)  (0.01)
   Deere & Co. - All Borrowed Money                         0.50     11/01/05   10,000,000             -        (38,414)  (0.01)
   Northrop Grumman Corp. - All Borrowed Money              1.65     10/23/05    5,000,000             -        (64,773)  (0.02)
CREDIT SUISSE FIRST BOSTON
   Visteon Corp.  8.25%, 08/01/2010                         3.22     03/20/08    5,000,000             -       (129,181)  (0.04)
MERRILL LYNCH
   Avnet, Inc.  8.00%, 11/15/2006                           5.15     10/02/07    5,000,000                     (574,260)  (0.18)
   Borgwarner, Inc.  6.50%, 02/15/2009                      1.45     09/25/06    5,000,000             -       (107,886)  (0.03)
   Centex Corp.  8.75%, 03/01/2007                          1.18     06/20/07    5,000,000             -       (110,831)  (0.03)
   CVS Corp.  5.63%, 03/15/2006                             1.15     10/09/07    5,000,000             -       (137,940)  (0.04)
   Danaher Corp.  0.00%, 01/22/2021                         0.70     07/31/07    5,000,000             -        (64,212)  (0.02)
   Darden Restaurants, Inc.  6.38%, 02/01/2006              0.70     09/22/06   10,000,000             -        (77,426)  (0.02)
   Eastman Kodak Co.  6.38%, 06/15/2006                     1.03     09/24/06   10,000,000             -        (87,857)  (0.03)
   Federated Department Stores, Inc.  8.50%, 06/01/2010     0.77     06/18/06   10,000,000             -        (99,137)  (0.03)
   FleetBoston Financial Corp.  4.88%, 12/01/2006           1.35     01/16/07    5,000,000             -       (127,409)  (0.04)
   National Rural Utilities Cooperative Finance Corp.
      5.75%, 11/01/2008                                     2.00     10/03/07    5,000,000             -       (252,151)  (0.08)
   Pitney Bowes, Inc.  5.95%, 02/01/2005                    0.44     10/17/05   10,000,000             -        (24,574)  (0.01)
   Republic of Korea  8.88%, 04/15/2008                     1.33     09/25/06   10,000,000             -       (195,118)  (0.06)
   Textron, Inc.  6.38%, 11/15/2008                         1.48     10/10/07    5,000,000             -       (171,167)  (0.05)
   The Boeing Co.  7.95%, 08/15/2024                        0.82     09/25/06   10,000,000             -       (123,311)  (0.04)
   The PMI Group, Inc.  2.50%, 07/15/2021                   1.55     09/23/07    5,000,000             -       (178,506)  (0.06)
   The Sherwin-Williams Co.  6.85%, 02/01/2007              0.90     02/05/07   10,000,000             -       (138,719)  (0.04)
   Toys "R" Us, Inc.  8.75%, 09/01/2021                     0.85     06/18/06   10,000,000        88,006              -    0.03
MORGAN STANLEY
   Vulcan Materials Co.  - All Borrowed Money               0.50     09/15/05   10,000,000             -        (26,600)  (0.01)
                                                                                           -----------------------------------------
Total credit swaps                                                                           $    88,006    $(3,293,686)  (0.99)%
                                                                                             ===========    ============  =======

(c) Premium payment made at inception of swap.

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

                                                      DECEMBER 31, 2004
INVESTMENT IN SECURITIES - BY TYPE               PERCENTAGE OF NET ASSETS (%)
----------------------------------               ----------------------------
CORPORATE BONDS                                             52.94%
REPURCHASE AGREEMENTS                                       42.89
BANK LOANS                                                  14.40
COMMON STOCK                                                11.11
LIQUIDATING BONDS                                            1.00
PREFERRED STOCK                                              0.16
PROMISSORY NOTES                                             0.08
ZERO COUPON BONDS                                            (.79)









     The preceding notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Service Inc.'s, Alternative Investment Group at 800-580-2359.

-------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                   Portfolios
                                                                                     in Fund
                                                                                     Complex       Other Trusteeships/
                                Term of Office                                      Overseen         Directorships
Name, Age, Address and          and Length of        Principal Occupation(s)           by           Held by Director
Position(s) with Fund           Time Served 1         During Past 5 Years          Director 2    Outside Fund Company
-------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS
-------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (62)                Term -       Dean and Professor of Mgmt of         48             Director of:
UBS Financial Services Inc.       Indefinite     Graduate School of Business,                       Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                              Federated Department
New York, NY 10019                Inception                                                          Stores, Inc.,
Director                                                                                          Revlon, Inc., Select
                                                                                                   Medical, Inc. and
                                                                                                      SAPPI, Ltd.
-------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (75)               Term -       Law partner for Dunnington,           14                 None
UBS Financial Services Inc.       Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
-------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman,  (58)            Term -       Professor of Financial                14                 None
UBS Financial Services Inc.       Indefinite     Accounting of Graduate School
1285 Avenue of the Americas      Length-since    of Business, Columbia University
New York, NY 10019                 July 2004
Director
-------------------------------------------------------------------------------------------------------------------------
                                            OFFICER(S) WHO ARE NOT DIRECTORS
-------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (37)           Term-Indefinite   Senior Vice President / CFO of        N/A                N/A
UBS Financial Services Inc.     Length- since    UBS Financial Services Inc.
1285 Avenue of the Americas       July 2002      Alternative Investment Group,
New York, NY 10019                               since July 2002.
Principal Accounting Officer                     Prior to July 2002, Partner
and Secretary                                    Arthur Andersen LLP
-------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 48 funds/portfolios in the complex, 34 are advised by an affiliate of UBS Financial Services, Inc., and 14 comprise UBS Financial Services Inc.'s, Alternative Investment Group of Funds.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the Alternative Investment Group at 800-580-2329.


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------
     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $72,000 for 2003 and $79,000 for 2004. Such audit fees include fees associated with the annual audits and fees for providing a report in connection with the registrant's report on Form N-SAR.

Audit-Related Fees
------------------
     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2003 and $4,500 for 2004. Audit-related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------
     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $82,000 for 2003 and $90,000 for 2004. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $4,000 for 2003 and $4,000 for 2004. Fees for all other services include fees for administrative services associated with preparing the K-1's for mailing. There were no fees billed in the last two fiscal years for services rendered by the principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant ("Service Affiliates") which were required to be pre-approved by the audit committee.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval consideration include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2)  There were no services  described in each of paragraphs (b) through
             (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to Service Affiliates for each of the last two fiscal years of the registrant was $1.2 million for 2003 and $1.5 million for 2004.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

I. POLICY

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Bond Street Capital, L.L.C. has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II. PROXY VOTING PROCEDURES

     (a) All proxies received by Bond Street Capital, L.L.C. will be sent to the Compliance Officer. The Compliance Officer will:

         (1) Keep a record of each proxy received;

         (2) Forward the proxy to the Portfolio Manager;

         (3) Determine which accounts managed by Bond Street Capital, L.L.C. hold the security to which the proxy relates;

         (4) Provide the Portfolio Manager with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Bond Street Capital, L.L.C. must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

         (5) Absent material conflicts (see Section IV), the Portfolio Manager will determine how Bond Street Capital, L.L.C. should vote the proxy. The Portfolio Manager will send its decision on how Bond Street Capital, L.L.C. will vote a proxy to the Compliance Officer. The Compliance Officer is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

         (6) Bond Street Capital, L.L.C. may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III. VOTING GUIDELINES

       In the absence of specific voting guidelines from the client, Bond Street Capital, L.L.C. will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Adviser believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

           >> Generally, the Adviser will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

           >> Generally, the Adviser will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

     For other proposals, the Adviser shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

         (1) whether the proposal was recommended by management and Bond Street Capital, L.L.C.'s opinion of management;

         (2) whether the proposal acts to entrench existing management; and

         (3) whether the proposal fairly compensates management for past and future performance.

IV. CONFLICTS OF INTEREST

         (1) The Compliance Officer will identify any conflicts that exist between the interests of Bond Street Capital, L.L.C. and its clients. This examination will include a review of the relationship of Bond Street Capital, L.L.C. and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer is a client of Bond Street Capital, L.L.C. or an affiliate of Bond Street Capital, L.L.C. or has some other relationship with Bond Street Capital, L.L.C. or a client of Bond Street Capital, L.L.C.

         (2) If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Bond Street Capital, L.L.C. will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Bond Street Capital, L.L.C. determines it has a material conflict the affects its best judgment as an ERISA fiduciary, Bond Street Capital, L.L.C. will give the ERISA client the opportunity to vote the proxies themselves, or [special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of the Adviser when voting proxies if such a conflict exists.]

V. DISCLOSURE

     (a) Bond Street Capital, L.L.C. will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Joel Yarkony, via e-mail or telephone at (201) 567-5050 or jy@bondstreetcap.com in order to obtain information on how Bond Street Capital, L.L.C. voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Bond Street Capital, L.L.C. voted the client's proxy.

     (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Bond Street Capital, L.L.C.'s Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI. RECORDKEEPING

     The Compliance Officer will maintain files relating to Bond Street Capital, L.L.C.'s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on record, with records for the first two years kept in the offices of Bond Street Capital, L.L.C. Records of the following will be included in the files:

     (a) Copies of these proxy voting policies and procedures, and any amendment thereto.

     (b) A copy of each proxy statement that Bond Street Capital, L.L.C. receives, provided however that Bond Street Capital, L.L.C. may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

     (c) A record of each vote that Bond Street Capital, L.L.C. casts.

     (d) A copy of any document Bond Street Capital, L.L.C. created that was material to making a decision how to vote proxies, or that memorializes that decision.

     (e) A copy of each written client request for information on how Bond Street Capital, L.L.C. voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Bond Street Capital, L.L.C. voted its proxies.

The registrant has delegated voting of proxies in respect of portfolio holdings to UBS Willow Management, L.L.C., the registrant's investment adviser (the "Adviser"), and proxy voting decisions for the Adviser's clients are made by officers, members or employees of Bond Street Capital, L.L.C. ("Bond Street"), a member of the Adviser. These individuals are not associated with UBS Fund Advisor, L.L.C., the managing member of the Adviser. Bond Street has adopted its own proxy voting policies and procedures that govern its proxy voting activities.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 UBS Willow Fund L.L.C.
           ---------------------------------------------------------------------

By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer

Date              February 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer

Date              February 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date              February 28, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.